CONVERTIBLE NOTES - Bellridge Convertible Note - Additional Information (Details) - USD ($)				3 Months Ended					9 Months Ended	12 Months Ended		18 Months Ended
	Dec. 18, 2020	Dec. 09, 2020	Oct. 22, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2018
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding													$ 170,000
Stated interest rate										12.00%
Debt instrument, maturity date	Dec. 18, 2025
Conversion price (in dollars per share)	$ 0.0001
Non-cash forgiveness of PPP loan									$ 193,200
Debt conversion, converted instrument, shares issued (in shares)	105,000,000,000	872,093,023
Bellridge Convertible Note
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding														$ 455,000
Accrued interest														$ 40,863
Bellridge Convertible Note | Convertible Debt
Class Of Stock [Line Items]
Note conversion agreement			$ 226,000
Interest converted to principal			$ 51,000	$ 2,133	$ 5,404	$ 9,779	$ 3,874	$ 4,507		$ 25,697	$ 25,697	$ 25,697
Unamortized discount					382,500					0	382,500
Debt, principal					288,000					288,000	288,000
Non-cash forgiveness of PPP loan										0	510,000
Ownership Of Outstanding Stock Percentage			4.99%
Interest Converted			$ 51,000	$ 2,133	$ 5,404	$ 9,779	$ 3,874	$ 4,507		$ 25,697	$ 25,697	$ 25,697
Debt conversion, converted instrument, shares issued (in shares)				471,328,800	464,037,300	529,061,862	68,142,087	38,696,339		1,571,266,388	1,571,266,388	1,571,266,388
Repayments of short-term debt										$ 0	$ 0
Bellridge Convertible Note Exchange Note | Convertible Debt
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding			$ 450,000
Stated interest rate			10.00%
Debt instrument, maturity date			Oct. 22, 2020
Conversion price (in dollars per share)			$ 0.0005
Debt conversion, average lowest closing price			70.00%
Measurement period after conversion date			10 days
Unamortized discount			$ 173,000
Bellridge Convertible Note Promissory Note | Convertible Debt
Class Of Stock [Line Items]
Stated interest rate			10.00%
Debt instrument, maturity date			Oct. 22, 2020
Conversion price (in dollars per share)			$ 0.0005
Debt conversion, average lowest closing price			70.00%
Measurement period after conversion date			10 days
Unamortized discount			$ 20,000
Debt, principal			60,000
Non-cash forgiveness of PPP loan			$ 40,000